Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	$ 17.50
Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	11.1
Due 2014
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	5.75
Due 2014 | Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	2.00
Due 2016
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	11.75
Due Upon Milestone | Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	3.30
Due upon Notice | Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	5.80
PRC and U.S.
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	11.0	10.5	9.7
China
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	28.60
China | Due 2014
Commitments and Contingencies Disclosure [Line Items]
Capital commitments expected to be incurred	27.4
China | Due 2015
Commitments and Contingencies Disclosure [Line Items]
Capital commitments expected to be incurred	$ 1.2